Real Estate Owned (Details Textual) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended
	Apr. 30, 2011 Community Home	Dec. 31, 2011 Home Community State Property	Dec. 31, 2010 Home Community	Dec. 31, 2009 Home Community	Dec. 31, 2011 Land Parcel [Member] Parcel	Apr. 30, 2011 10 Hanover Square [Member]	Apr. 30, 2011 Asset Exchange [Member]	Aug. 31, 2011 95 Wall [Member]
Purchase price allocation of UDR's real estate community acquisitions
Buildings		$ 1,200,000,000
Furniture/Fixtures/Equipment		6,100,000
Intangible assets		39,600,000
Intangible liabilities		3,100,000
Assumed debt		305,500,000
Acquisition cost of company						259,800,000	263,000,000	328,900,000
Fair value of debt assumed						208,100,000	61,700,000
Number of OP Units issued in partial consideration of acquisition of property						2,569,606		1,802,239
Cash paid in asset exchange							28,100,000
Deemed value of Operating partnership units						to the greater of $25.00 or the closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date (and including) the date one business day prior to the settlement date		to the greater of $25.00 or the closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date (and including) the date one business day prior to the settlement date
Basis of determining value of OP Units issued in partial consideration of acquisition of property						$25.00 or the closing price per share of the Company's common stock for the 10 day period ended on (and including) the date of one business day prior to settlement date		$25.00 or the closing price per share of the Company's common stock for the 10 day period ended on (and including) the date of one business day prior to settlement date
Per Unit Fair Value of OP Units Issued in partial consideration of acquisition of property						$ 24.47		$ 26.71
Maximum amount of Operating Partnership Units to be deemed						$ 25.00		$ 25.00
Period of volume weighted average closing price per share of Company's common stock						10 days		10 days
Total purchase price of assets acquired			23,600,000
Price of land parcel acquired		301,700,000			34,300,000
Number of land parcel acquired		22			3
Real Estate Owned (Textual) [Abstract]
Company's owned property details		163 communities in 11 states and the District of Columbia totaling 47,343 apartment homes
Business Acquisition Asset Exchange	500,000,000
Acquisition related costs		4,800,000	2,900,000	0
Revenues of acquiree since acquisition date		58,400,000
Earnings of acquiree since acquisition date		26,900,000
Multifamily apartment communities sold by UDR as part of asset exchange	2
Number of homes in multifamily apartment communities of UDR sold as part of asset exchange	434
Number of homes in multifamily apartment communities of operating partnership sold as part of asset exchange	984
Multifamily apartment communities sold by operating partnership as part of asset exchange	4
Number of Operating communities acquired			5	1
Number of apartment homes acquired			1,374	289
Purchase price of acquired operating communities			$ 412,000,000
Number of owned and consolidated community by the Company		163
Number of states in which there are owned and consolidated communities		11
Number of apartment homes owned and consolidated by the Company		47,343